UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Swiss Reinsurance Company Ltd
Address:  Mythenquai 50/60
          8022 Zurich, Switzerland


13F File Number: 28-00472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Christian Nebauer
Title:   Director
Phone:   +41 43 285 7974
Signature, Place, Date of Signing:

   Christian Nebauer  Zurich, Switzerland    August 08, 2011




Report Type (Check only one.):

[x]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $923,357
					(in thousands)

List of Other Included Managers:

No.	Form 13F File Number	Name
01	28-10534		Swiss Re Financial Services Corporation
02	28-11927		Swiss Re Financial Products Corporation

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
                                                        FORM 13F INFORMATION TABLE
                                                     VALUE    SHARES/   SH/ PUT/   INVSTMT      OTHER          VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS  CUSIP    (x$1000)  PRN AMT   PRN  CALL  DSCRETN     MANAGERS     SOLE    SHARED   NONE
........................... .............. ......... ......... ......... .......... ........ ............ ........ ........ ......
ISHARES INC MSCI AUSTR    COM		  464286103  000011202 000430000 SH	    SOLE     		  000430000	  0	  0
ISHARES INC MSCI CDA INX  COM		  464286509  000028503 000900000 SH	    SOLE     		  000900000	  0	  0
ISHARES INC MSCI UK       COM		  464286699  000004274 000240000 SH	    SOLE     		  000240000	  0	  0
ISHARES INC MSCI JAPAN    COM		  464286848  000013872 001330000 SH	    SOLE     		  001330000	  0	  0
ISHARES TR S&P 500 INX    COM		  464287200  000117192 000885000 SH	    SOLE     		  000885000	  0	  0
ISHARES EMRG MARKET       COM    	  464287234  000025704 000540000 SH	    SOLE     	  	  000540000	  0	  0
ISHARES TR MSCI EAFE INX  COM		  464287465  000040835 000679000 SH	    SOLE     		  000679000	  0	  0
SPDR S&P 500 ETF TRUST    COM    	  78462F103  000325966 002470000 SH	    SOLE     	  	  002470000	  0	  0
MATERIALS SELECT SPDR     COM    	  81369Y100  000030315 000770000 SH	    SOLE     		  000770000	  0	  0
HEALTH CARE SELECT SPDR   COM		  81369Y209  000040504 001140000 SH	    SOLE     		  001140000	  0	  0
CONSUMER STAPLES SEL SPDR COM		  81369Y308  000037476 001200000 SH	    SOLE     	 	  001200000	  0	  0
ENERGY SELECT SPDR 	  COM		  81369Y506  000010549 000140000 SH	    SOLE     		  000140000	  0	  0
SPDR TR SBI INT INDS      COM		  81369Y704  000011172 000300000 SH	    SOLE     		  000300000	  0	  0
SPDR TECH SELECT          COM		  81369Y803  000001028 000040000 SH	    SOLE     		  000040000	  0	  0
VANGUARD INTL EQTY INX    COM		  922042874  000014453 000270000 SH	    SOLE     		  000270000	  0	  0
CIT GROUP                 COM    	  125581801  000000708 000016000 SH	    Defined  01		  000016000	  0	  0
KKR & CO LP               COM    	  48248M102  000071863 004403352 SH	    Defined  01		  004403352	  0	  0
NEW STAR FINANCIAL INC    COM    	  65251F105  000031980 003000000 SH	    Defined  01		  003000000	  0	  0
CHINA HYDROELECTRIC CORP  SPONSORED ADR	  16949D101  000013756 003371502 SH	    Defined  02		  003371502	  0	  0
SPDR S&P MIDCAP 400 ETF   COM    	  78467Y107  000029279 000165000 SH	PUT Defined  02		  000165000	  0	  0
ISHARES TR MSCI EAFE INX  COM   	  464287465  000062726 001043001 SH	    Defined  02		  001043001	  0	  0